SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued research and development	$ 329,228	$ 1,332,713
Share subscription facility commitment fees		400,000
Professional fees	110,202	421,530
Other accrued liabilities	102,830	72,251
Total accrued expenses and other liabilities	$ 542,260	$ 2,226,494